UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-1144
The Finance Company of Pennsylvania
(Exact name of registrant as specified in charter)
400 Market Street, Suite 425, Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)
Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106
(Name and address of agent for service)
Registrant’s telephone number, including area code: (215) 351-4778
Date of fiscal year end: December 31
Date of reporting period: JULY 1, 2008 — SEPTEMBER 30, 2008

Shares /		Cost	Market
Units		Value	Value
	U. S. AGENCY SECURITIES
60,000	Fed. Home Loan Mtg. 4% 6/3/2011	58,191.15	59,454.60
150,000	Fed. Home Loan Bank Bond 5% 1/29/2014	143,622.16	148,105.50
40,000	Fed. Home Loan Bank Bond 5% 2/25/2014	38,264.41	39,408.00
69,000	Fed. Home Loan Bank Bond 5% 10/15/2014	65,834.32	68,379.69
200,000	Federal Natl Mtg Assoc 4% 5/5/2011	200,000.00	198,326.00
259,173	Fed. Home Loan Mtg. 6% 7/1/2019	265,395.88	265,380.10
530,400	Fed. Home Loan Mtg. Var.% 8/1/2019	537,289.48	543,102.91
226,320	Govt Natl Mort Assoc 6% 4/15/2036	233,465.01	229,760.31

		1,542,062.41	1,551,917.10

	BONDS
25,000	Addison Alton Zero-A 11/15/2011	21,265.69	21,541.50
300,000	Allegheny Cnty PA Hosp Dev Auth 2/01/2037	219,473.68	189,000.00
70,000	Cuyahoga Cnty OH Eco Dev 7.35% 6/1/2012	73,683.08	74,258.10
35,000	Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	41,800.92	42,631.75
95,000	Dallas Ft.Worth Arpt. 6.6% 11/1/2012	100,144.37	96,793.60
30,000	East Baton Rouge LA Mtg Fin 9/10/2014	22,087.00	22,410.90
225,000	Fulton Cty GA Devel. Auth. 5.75% 3/1/2014	228,789.96	226,631.25
225,000	Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011	225,000.00	227,450.25
75,000	Los Alamos 5.15% 7/1/12	75,374.88	75,375.00
275,000	Machesney Park III 4.88% 12/1/2010	275,000.00	276,215.50
300,000	Massachusetts St. Hsg. 5.962% 6/1/2017	300,000.00	320,946.00
300,000	Montana ST BRD HSG 5.5% 7/1/2011	304,442.86	290,415.00
300,000	Verizon Deb 8% 6/1/2022	354,008.94	295,884.00
70,000	NJ Economic Dev. Auth. 5.178% 11/1/2015	70,000.00	70,614.60
150,000	City of North Little Rock AR 7/20/2014	110,858.61	108,625.50
245,000	Ohio Hsg. Agy. Mtg. 5.08% 9/1/2013	241,909.71	244,421.80
290,000	Ohio Hsg. Agy. Mtg. 5.57% 9/1/2038	290,000.00	291,867.60
340,000	Peoria III School Distr. 1/1/2011	308,619.82	313,395.00
150,000	Rogers County OK Hsg 7/15/2014	111,306.19	113,358.00
100,000	Sparks Regl. Med Ctr 6.65% 6/15/2012	100,679.12	99,559.00
310,000	Texas St Vets Hsg 7% 12/1/2010	326,397.62	323,137.80
320,000	University Oklahoma 5.6% 7/1/2020	320,176.63	319,152.00
45,000	Utah Hsg. Corp.Sgl. Fam. Mtg. 4.78% 7/1/2015	44,491.95	45,264.60
275,000	Wisconsin St Gen Rev 5.2% 5/1/2018	275,000.00	272,519.50
245,000	Wyoming Cmnt Dev Auth 4.65% 6/01/2015	245,000.00	240,479.75
80,000	Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000.00	78,210.40
270,000	Yorba Linda CA Redev Agy 5.25% 9/1/2015	275,265.69	273,663.90

		5,040,776.73	4,953,822.30

	SHORT-TERM SECURITIES
365	Blackrock Fed Fund #30	364.74	364.74
1,779	Blackrock Fed Sec. Fund #11	1,779.36	1,779.36
112,072	PNC Money Market Fund - Schroders	112,071.81	112,071.81
383,773	PNC Money Market Fund - Cooke & Bieler	383,773.33	383,773.33
184,572	PFPC Money Market Fund	184,572.44	184,572.44
1,307	Vanguard Money Market Fund	1,306.97	1,306.97

		683,868.65	683,868.65

Shares /		Cost	Market
Units		Value	Value
	COMMON STOCKS
13,800	American Express Co.	534,965.84	488,934.00
16,300	Avery Dennison	838,127.04	725,024.00
5,000	Becton, Dickinson & Co.	133,906.50	401,300.00
12,500	Bemis Company	355,427.00	327,625.00
160	Berkshire Hathaway B	352,582.30	703,200.00
24,400	Briggs & Stratton Corp	429,176.84	394,792.00
11,500	Carnival Corp.	460,213.25	406,525.00
18,000	Coca Cola Co.	21,581.04	951,840.00
9,300	Colgate Palmolive Co.	512,040.33	700,755.00
27,900	Dell Inc.	690,880.44	459,792.00
13,850	Diebold Inc.	529,761.11	458,573.50
12,700	Dover Corp.	219,202.58	514,985.00
18,000	Dow Chemical Co.	116,337.50	572,040.00
7,500	Emerson Electric Co.	57,084.38	305,925.00
111,806	Exxon Mobil Corp.	147,560.07	8,682,853.96
22,000	Family Dollar	580,858.20	521,400.00
35,000	General Electric Co.	1,027,760.69	892,500.00
32,300	Harte Hanks Inc.	448,395.84	334,951.00
9,100	Illinois Tool Works Inc.	472,223.57	404,495.00
7,500	International Business Machines Corp.	122,525.00	877,200.00
9,900	International Speedway Corp.	396,957.63	385,209.00
12,600	Johnson and Johnson	69,355.12	872,928.00
13,500	Jones Apparel Group	340,292.88	249,885.00
11,800	Kimberly-Clark Corp.	563,144.34	765,112.00
20,000	Marsh & McLennan Companies Inc.	262,438.67	635,200.00
9,000	McDonalds Corp.	122,303.70	555,300.00
13,000	Merck & Co. Inc.	138,569.18	410,280.00
22,000	Microsoft Corp.	726,906.40	587,180.00
21,700	Molex Inc. Class A	556,121.79	451,577.00
732	PA. Warehousing & Safe Deposit Co.	71,398.95	2,597,480.04
20,000	Penn Virginia Corp.	2,291.54	1,068,800.00
20,000	Pitney Bowes Inc.	590,655.00	665,200.00
242,196	PNC Financial Services Group Inc.	146,364.99	18,092,041.20
10,400	Quest Diagnostics Inc.	538,499.21	537,368.00
12,000	State Street Corp.	88,500.00	682,560.00
32,000	Steelcase Inc. CL A	346,467.20	344,000.00
12,550	Tyco Electronics	385,524.69	347,133.00
8,100	Tyco Int’l Ltd.	359,231.99	283,662.00
11,000	Walmart Stores Inc.	550,945.68	658,790.00
20,000	Verizon Communications Inc.	170,563.84	641,800.00
25,812	Vodaphone Group PLC	689,959.65	570,445.20

		15,167,101.97	50,526,660.90
	INTERNATIONAL
76,098.796	Artisan International Funds	1,675,000.00	1,547,849.51
38,757.320	Harbor International Funds	1,765,000.00	2,026,620.26
12,450.000	Vanguard Emerging Mkts. ETF	599,298.54	431,517.00

		4,039,298.54	4,005,986.77

		$26,473,108.30	$61,722,255.73

Item 2. Controls and Procedures
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III, President
Date NOVEMBER 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ CHARLES E. MATHER III
Charles E. Mather III, President
Date NOVEMBER 24, 2008

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.,
Secretary-Treasurer
Date NOVEMBER 24, 2008